Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets:
- Tax loss carryforwards		40,621	34,590
- Inventories		3,971	1,960
- Impairment of property and equipment		2,625	2,834
- Accrual for membership reward program		411	788
- Accrual for government grant		250
- Accrued expenses		53	107
- Others		2,016	1,745
Total gross deferred tax assets		49,947	42,024
Valuation allowance		(31,894)	(37,264)	(37,405)	(32,015)
Total deferred tax assets		18,053	4,760
Deferred tax liabilities:
- PRC dividend withholding taxes		(15,914)	(6,782)
- Intangible assets		(627)	(717)
Total deferred tax liabilities		(16,541)	(7,499)
Net deferred tax (liabilities)/assets		1,512	(2,739)
Deferred tax assets:
- Current	1,045	6,330	1,704
- Non-current	1,937	11,723	3,056
Deferred tax liabilities:
- Non-current		(16,541)	(7,499)